Consolidated Statements Of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Residual portfolios	$ 16,419,309	$ 3,438,898
Processing fees	3,056,280
Other	1,560,296
Total revenues	21,035,885	3,438,898
Cost of revenues
Residual portfolio amortization	2,022,665	1,103,734
Interchange fees	8,212,788
Processing and servicing	4,547,246	88,950
Other	445,864	19,259
Total cost of revenues	15,228,563	1,211,943
Gross profit	5,807,322	2,226,955
General and administrative expenses	8,220,054	2,966,358
Operating loss	(2,412,732)	(739,403)
Other expenses
Interest	2,636,922	2,858,135
Total other expenses	2,636,922	2,858,135
Loss before items below	(5,049,654)	(3,597,538)
Income tax expense (benefit)		(18,190)
Equity investment loss	3,927,172	718,161
Net loss	(8,976,826)	(4,297,509)
Other comprehensive loss:
Currency translation adjustments	184,865	(154,989)
Total comprehensive loss	$ (8,791,961)	$ (4,452,498)
Net loss per share, basic and diluted	$ (0.34)	$ (0.20)
Weighted average number of shares outstanding, basic and diluted	26,582,735	21,517,015